Interest bearing loans and borrowings	6 Months Ended
Jun. 30, 2020
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Interest bearing loans and borrowings
6. Interest bearing loans and borrowings

	Six months ended June 30, 2020 Unaudited £	Six months ended June 30, 2019 Unaudited £	Year ended December 31, 2019 Audited £
Convertible loan notes (see Note 6 a)	2,941	—	—
Bank loan (see Note 6 b)	13,254	19,732	20,512
Debt host instrument ( see Note 6c )	11,565	—	—

At end of year/period	27,760	19,732	20,512

Current	13,254	8,011	15,139
Non-current	14,506	11,721	5,373
6a. Novartis Convertible loan note
On February 10, 2020, the Company entered into a £3.8 million convertible equity financing with Novartis Pharma (AG) (“Novartis”).
Under the terms of the convertible equity financing, Novartis will purchase £3.8 million in a convertible loan note (the “ Novartis Loan Note”).
The Novartis
Loan Note is convertible at any time at the option of the holder, at a fixed price of £0.265 per ordinary share. The maturity of the Novartis
Loan Note is three years from issuance, and it bears an interest rate of 6% per annum.
In connection with the Novartis Loan Note, the Group issued
1,449,614 warrants to
Novartis (the “Novartis Warrants”).
These warrants will be capable of exercise until February 10, 2025 at an exercise price of £0.265.
The fair value of the equity components of the Novartis Loan Note at June 30, 2020 was calculated as
£1.1

million which includes the conversion feature and the warrants.
6b. Bank loan
On April 23, 2019, following completion of the acquisition of OncoMed Pharmaceuticals, Inc. the Group agreed an amendment to the terms of its bank loan with the lenders. The new terms extended the interest-only period to December 31, 2019 followed by a
15-month
capital and interest repayment period. The Group has undertaken an assessment under IFRS 9 and believe that the change in terms should not be accounted for as a modification under IFRS 9, but instead as a change in expected cash flows. The cash flows under the bank loan were revised from May 1, 2019.
Management estimated the revised carrying value of the loan
on
May 1, 2019 to be £19.9
million by discounting
the revised cash flows at the original discount rate of 18%.
The difference between the previous and revised carrying value of the loan on May 1, 2019 was £0.5 million. The gain as a result of the changes in estimated cash flows is recognized as a true-up
in total finance cost (i.e. together with interest expense). Following the re-estimation,
the financial liability continues to be accounted for at amortized cost using the original effective interest rate
On May 3, 2019, under the terms of the loan agreement,
the Company
issued 321,444 additional
warrants (the “Bank Loan Warrants”)
to its lenders giving them the right to subscribe for ordinary shares at an exercise price of £2.95. The fair value of the additional warrants as of their grant date (May 3, 2019) was £131,150.

The total carrying value of the loan at June 30, 2020 was £13,254,414 (2019: £19,732,236).
The total carrying value of the loan is a current liability
. A total of £753,242 (2019: £742,909) of
non-cash
interest has been charged to the statement of comprehensive loss in the period.

6c. The Loan Notes
The Loan Notes were classified as a financial liability on initial recognition.
Non-closely
related embedded derivatives relating to the conversion feature, term-extension and change of control features were bifurcated and accounted for at FVTPL, with the debt host contract being measured at amortised cost.
The fair value of the embedded derivative liability was £11,913,213 on initial recognition. During the period, changes in the fair value of the embedded derivative totalling £63,157,926 were recognised as an expense in profit or loss. £422,528 non-cash
interest has been charged to the statement of comprehensive loss in the period. The fair value of the embedded derivative relating to the term extension feature and change of control feature is £Nil at June 30, 2020.
The Loan Notes were not convertible until certain

resolutions
were passed at
the Company’s
General Meeting dated June 30, 2020, following which Loan Notes in an aggregate principal amount of £21,660,999 (together with accrued interest) were automatically converted into 125,061,475 new ordinary shares. This has been recorded as a £13,274,129 reduction in interest bearing loans together with the derecognition
of the embedded derivative relating to the conversion feature (£41,590,307). A corresponding entry was made to equity with no gain or loss recognised on conversion.

The remaining portion of the embedded derivative relating to the conversion feature attributable to the Loan Notes remaining in issue was reclassified to equity to reflect the effective change in the terms of the feature following the passing of the Resolutions.
The movements in the carrying value of the liability component of the Loan Notes is included in the table below:

	Six months ended June 30, 2020 Unaudited £	Six months ended June 30, 2019 Unaudited £	Year ended December 31, 2019 Audited £
Liability component at date of issue (net of transaction costs)	24,417	—	—
Interest charged (using effective interest rate)	422	—	—
Reclassified to equity	(13,274)	—	—

Carrying amount of liability component	11,565	—	—
The movements in the carrying value of the embedded derivative relating to the conversion feature is included in the table below:

	Six months ended June 30, 2020 Unaudited £	Six months ended June 30, 2019 Unaudited £	Year ended December 31, 2019 Audited £
At the beginning of the year/period	—	—	—
Arising during the year/period	11,913	—	—
Movement during the year/period	—	—	—
- Fair value movements recorded in profit or loss (recognised within ‘FV changes on derivative financial instruments held at FVTPL’)	63,158	—	—
Reclassified to equity	(75,071)	—	—

At the end of the year/period	—	—	—

The change in fair value of the embedded derivative liability above represents an unrealised loss.
The fair value of the embedded derivative was calculated by comparing the fair value of the hybrid instrument and the fair value of the host debt, which excludes the conversion features, using a discounted cash flow model as well as Black Scholes model for the hybrid contract.
The following table lists the inputs into the model used to fair value the embedded derivative at inception and at the balance sheet date:

	June 3 , 2020 Unaudited	June 30, 2020 Unaudited
Expected volatility (%)	61	61
Risk-free interest rate (%)	0.27	0.19
Credit spread %	2014.5bps	1858.5bps
Expected life of share options (years)	3	3
Market price of ordinary shares (£)	0.19	0.46
Probability of resolutions passing (%)	90	100
Model used	Discounted Cash flow/Black Scholes model	Discounted Cash flow/Black Scholes model
Volatility was estimated by reference to the
30-day
historical volatility of the share price of the company. Credit spread was determined based on the estimate of an implied credit rating of the Group between B and C. The volatility and credit spread are key unobservable inputs that require significant judgment
and, therefore, the embedded derivatives were categorised within level 3 of the fair value hierarchy. If the volatility is increased to 66%, while holding the credit spread constant, the carrying value of the embedded derivative as of 30 June 2020 (immediately prior to the reclassification to equity) would increase to £77,619,283. If the credit spread is increased by 500bps to 2,358.50bps, while holding the volatility constant, the carrying value of the embedded derivative as of 30 June 2020 (immediately prior to the reclassification to equity) would increase to £78,636,053.